Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2019	Mar. 31, 2019
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 4,717	¥ 3,561
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	4,796	3,645
Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	33	29
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	33	29
Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	110	109
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	110	109
CMBS and RMBS [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	3,611	2,654
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,611	2,654
Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	159	153
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	159	153
Private equity investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	12	12
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	12	12
Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	783	593
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	783	593
Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	9	11
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	9	11
Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 79	¥ 84